Provision for Risks - Schedule of Number of Claims, Assessments and Legal Proceedings (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Number of Claims, Assessments and Legal Proceedings [Line Items]
Total	R$ 24,390	R$ 6,544
Civil [Member]
Schedule of Number of Claims, Assessments and Legal Proceedings [Line Items]
Total	17,469
Labor [Member]
Schedule of Number of Claims, Assessments and Legal Proceedings [Line Items]
Total	377
Tax [Member]
Schedule of Number of Claims, Assessments and Legal Proceedings [Line Items]
Total	R$ 6,544	R$ 6,544